Long-Term Payable (Tables)	6 Months Ended
Dec. 31, 2024
Long-Term Payable [Abstract]
Schedule of Long-Term Payable
	As of December 31, 2024	As of June 30, 2024
Long-term payable, current	$998,023	$1,050,000
Long-term payable, non-current	—	440,129
Total	$998,023	$1,490,129